Bank Lines of Credit - Narrative (Detail)				1 Months Ended	3 Months Ended	12 Months Ended
	Mar. 18, 2020 USD ($)	Jan. 22, 2019 USD ($)	Mar. 27, 2006 USD ($)	Mar. 31, 2020 USD ($)	Mar. 27, 2020 USD ($)	Mar. 27, 2020 USD ($)	Mar. 29, 2019 USD ($)	Dec. 25, 2020 USD ($)	Jun. 25, 2020 USD ($)	Mar. 28, 2020 USD ($)	Nov. 26, 2019 PHP (₱)	Nov. 26, 2019 USD ($)	Dec. 05, 2001 USD ($)
Line of Credit Facility [Line Items]
Proceeds from lines of credit						$ 43,000,000
Outstanding balance										$ 33,000,000
Bank lines-of-credit					$ 43,000,000	43,000,000
COVID-19
Line of Credit Facility [Line Items]
Proceeds from lines of credit				$ 43,000,000	43,000,000
Line of Credit
Line of Credit Facility [Line Items]
Bank lines-of-credit					43,000,000	43,000,000
Line of Credit | Line-of-Credit Agreement Expiring January 22, 2021
Line of Credit Facility [Line Items]
Maximum borrowing capacity		$ 25,000,000
Proceeds from lines of credit						25,000,000	$ 0
Outstanding balance					$ 25,000,000	$ 25,000,000
Interest rate at period end					1.70%	1.70%
Collateral, secured period						1 year
Collateral fees, amount						$ 25,000
Line of Credit | Line-of-Credit Agreement Due at Various Times During Fiscal Year 2021
Line of Credit Facility [Line Items]
Maximum borrowing capacity			$ 10,000,000
Proceeds from lines of credit						10,000,000
Outstanding balance					$ 10,000,000	$ 10,000,000
Interest rate at period end					2.50%	2.50%
Line of Credit | Line-of-Credit Agreement Maturing June 18, 2020
Line of Credit Facility [Line Items]
Maximum borrowing capacity													$ 8,000,000
Proceeds from lines of credit	$ 8,000,000
Outstanding balance					$ 8,000,000	$ 8,000,000			$ 8,000,000
Interest rate at period end					1.90%	1.90%
Line of Credit | Line-of-Credit Agreement Expiring August 31, 2021
Line of Credit Facility [Line Items]
Maximum borrowing capacity								$ 1,247,000			₱ 60,000,000	$ 1,175,000
Outstanding balance					$ 0	$ 0	$ 0	0
Interest rate at period end					4.60%	4.60%	7.30%
Line of Credit | Line-of-Credit Agreement Expiring June 30, 2021
Line of Credit Facility [Line Items]
Maximum borrowing capacity								1,559,000			₱ 75,000,000	$ 1,469,000
Outstanding balance					$ 0	$ 0	$ 0	$ 0
Interest rate at period end					4.60%	4.60%	7.30%
Line of Credit | London Interbank Offered Rate (LIBOR) | Line-of-Credit Agreement Expiring January 22, 2021
Line of Credit Facility [Line Items]
Basis spread on variable rate		0.40%
Line of Credit | London Interbank Offered Rate (LIBOR) | Line-of-Credit Agreement Due at Various Times During Fiscal Year 2021
Line of Credit Facility [Line Items]
Basis spread on variable rate			1.00%